Fees Summary	Feb. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 981,000
Previously Paid Amount	0.00
Total Fee Amount	150.19
Total Offset Amount	0.00
Net Fee	150.19
Narrative - Max Aggregate Offering Price	$ 981,000
Final Prospectus	true